Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Sep. 18, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 16, 2017